Employee Benefits Expenses	12 Months Ended
Dec. 31, 2018
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Employee Benefits Expenses

NOTE 28—EMPLOYEE BENEFITS EXPENSES

Employee benefits expenses amounted to 3,105 million euros in 2018, 3,626 million euros in 2017 and 3,106 million euros in 2016, decreasing by 521 million euros from 2017 to 2018 compared to a increasing by 520 million euros from 2016 to 2017.

Details are as follows:

		Year ended December 31,
		2018	2017	2016
		(millions of euros)
Employee benefits expenses
Wages and salaries		1,994	2,056	2,116
Social security expenses		738	745	770
Other employee benefits		144	110	37

	(A)	2,876	2,911	2,923

Costs and provisions for temp work	(B)	—	—	—

Miscellaneous expenses for personnel and other labor-related services rendered:
Charges for termination benefit incentives		8	28	10
Corporate restructuring expenses		216	680	156
Other		5	7	17

	(C)	229	715	183

Total	(A+B+C)	3,105	3,626	3,106

Employee benefits expenses mainly related to the Domestic Business Unit for 2,781 million euros (3,266 million euros in 2017) and to the Brazil Business Unit for 317 million euros (353 million euros in 2017).

“Restructuring expenses” amounted to 216 million euros; Specifically, a plan was launched at the end of 2017 for executive and non-executive staff to adopt, among others, Article 4(1–7-ter) of Law 92 of June 28, 2012 (the “Fornero Law”, which provides for early retirement arrangements). During 2018, Plan take-up was greater than initially forecast, therefore estimates for staff leaving in 2019-2020 were revised, also taking into account the social security changes made by Decree Law 4 January 28, 2019. Expenses totaling 680 million euros were recognized in 2017.

The average salaried workforce, including personnel with temp work contracts, stood at 54,423 employees in 2018 (54,946 in 2017). A breakdown by category is as follows:

	Year ended December 31,

	2018	2017	2016

	(Full time equivalent units)
Executives	646	707	837
Middle management	4,271	4,269	4,450
White collars	49,505	49,967	52,563
Blue collars	1	1	1

Employees on payroll	54,423	54,944	57,851
Employees with temp work contracts		2	4

Total average headcount of salaried workforce	54,423	54,946	57,855

Headcount in service at December 31, 2018, including personnel with temp work contracts, stood at 57,901 employees (59,429 at December  31, 2017), showing a decrease of 1,528 employees.